UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21380

           FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           ----------------

                   Date of fiscal year end: NOVEMBER 30, 2003
                                           ------------------------

                   Date of reporting period: NOVEMBER 30, 2003
                                            ------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND

Dear Shareholder:

     The Flaherty & Crumrine/Claymore Total Return Fund ("FLC") is off to a strong start since its initial public offering in late August. It has been a busy four months and we are right on schedule. In October, the Fund issued $128.5 million Auction Market Preferred Stock ("AMPS") to leverage the portfolio as detailed in the original prospectus. Monthly dividends commenced on November 30 at an initial rate of $0.16 1/4 per share. The dividend equates to a yield of 7.80% on the issue price of $25.

     In addition to the regular monthly dividend, the Fund declared a one-time additional distribution of net investment income of $0.04 per share, payable on December 31 to shareholders of record on December 24, 2003.

     The Fund's investment portfolio is shaping up much as we anticipated. As of November 30th, approximately 40% of the portfolio was invested in preferred securities, 34% in corporate debt securities, 20% in U.S. Treasury bonds, 2% in common stocks and the balance in cash and hedge instruments. The allocation to Treasury bonds will continue to decline as we identify attractive investments in the preferred and corporate markets. Consistent with the Fund's objectives of income and capital appreciation, from time to time we will own securities that produce less income but represent better overall value. We believe that this approach should deliver superior results over time.

     The allocation of preferred securities and corporate debt positions to various industry groups is also moving in line with the Fund's concentration policy. As of November 30th, approximately 27% of the portfolio was invested in the banking industry and about 18% in utilities. Under normal conditions, the Fund will invest at least 25% of the portfolio in each of these two industries. Investments in securities issued by companies in the insurance industry comprised slightly more than 20% of the portfolio.

     Although the Fund's AMPS shares have been outstanding for only a short period of time, FLC already has benefited from this form of leverage. Low short-term interest rates have kept the average rate the Fund pays on its AMPS shares below 1 1/4%. Keep in mind that low short-term rates can be a double edged sword--while reducing the cost of leverage, these conditions typically make the Fund's hedging strategy more expensive. In the case of FLC, the cost of the leverage and the cost of the hedge should move as if they are on opposite ends of a teeter-totter--when one is going up, the other should be falling (although not necessarily by the same amount).

     During the past few months it seems as if each passing day has brought new revelations of misdeeds by open-end mutual funds. The abuses have been almost entirely the result of certain fund complexes permitting two different types of trading strategies in funds they manage--after-hour trades and rapid or excessive trading. NOT ONE OF THESE ALLEGED ABUSES HAS INVOLVED A CLOSED-END FUND. Shares of closed-end funds such as FLC trade at prices determined in the market place rather than at the net asset value computed at the market's close. As a result, these abusive trading techniques simply can't work in closed-end funds. We address this topic in greater detail in the Q&A section, but we want our shareholders to know that in addition to the structural protection offered by the Fund, we are committed to following both the letter and spirit of the law, and to making certain that every investor is treated exactly the same.

     Our approach to managing your Fund is straightforward. We intensively study and monitor the fundamental credit quality of each potential investment, and carefully evaluate the specific terms of each individual issue. If all this research produces a suitable level of comfort, we then begin the process of assessing the appropriate price for the security. Since our investment philosophy is to own the issues that offer the best overall value within the universe of eligible securities, it often means that we pass up the temptation of issues offering higher absolute yields. If we make intelligent investments and continue to successfully implement the hedging strategy, then the Fund will have more money to invest and thus be able to generate more income over time. The process is arduous and ongoing, but rarely do good things come without substantial effort.

     We encourage you to read the Questions and Answers section beginning on the next page, which contains additional information on the Fund's strategy and operation.

     Sincerely,

     /S/ DONALD F. CRUMRINE                          /S/ ROBERT M. ETTINGER

     Donald F. Crumrine                              Robert M. Ettinger
     Chairman of the Board                           President


     January 21, 2004

                               QUESTIONS & ANSWERS

HOW DO YOU DETERMINE THE DIVIDENDS PAID BY THE FUND?

     Over the course of the year, it is pretty simple - substantially all of the Fund's net investment income gets distributed to shareholders. The tricky part is trying to project a sustainable dividend rate over a period of time.

     If there is undistributed income left over at the end of the year, depending on the amount it will either be paid out as an extra dividend or distributed early in the following year. If it becomes apparent the dividend rate is too high, we will examine the circumstances, and, if necessary, reduce the monthly dividend rate.

WHAT IS THE OUTLOOK FOR THE CURRENT DIVIDEND RATE PAID BY THE FUND?

     The Fund is currently paying monthly dividends of $0.1625 per share. This rate reflects the existing composition of the investment portfolio as well as projected expenses. Two important expenses of the Fund, the cost of leverage and the cost of the hedge, are difficult to forecast, but since they tend to move in opposite directions, the net impact may be muted.

     The total return strategy is intended to provide sufficient flexibility to produce additional return. If we are successful, the additional return will be reflected either through a higher net asset value (NAV) or a higher dividend payout.

WHAT IS THE CREDIT QUALITY OF THE FUND?

     The current average dollar-weighted rating is "A3" by Moody's and "A-" by Standard and Poor's. Currently, 4% of the portfolio is invested in securities rated below investment grade at the time of purchase by both Moody's and S&P. The Fund may invest up to 20% of the portfolio in securities rated "BB", but only if the senior debt of the company is rated investment grade. The Fund invests in BB rated securities only when we think the fundamental quality should warrant an investment grade rating from these rating agencies.

WHY DOES THE FUND TRADE AT A DISCOUNT OR PREMIUM TO NET ASSET VALUE?

     As a closed-end fund, the market price of Fund shares may trade above or below the net asset value. Ideally, the market price should track the NAV reasonably closely, but supply and demand for Fund shares sometimes reflect additional considerations and cause the market price to deviate from NAV.

     Over time, the performance of the NAV will be the most critical factor in determining the market price of the Fund. For the period from the initial public offering on August 27 to November 30, the NAV appreciated from $23.82 to $24.33, an increase of 2.1%.

COULD YOU REMIND ME AGAIN ABOUT HOW THE HEDGE IS SUPPOSED TO WORK?

     The Fund attempts to protect against the risk of a significant rise in the overall level of interest rates. Currently, the Fund has purchased put options on U.S. Treasury bond futures contracts. The Fund is also authorized, subject to limitations, to purchase over-the-counter options to be a "fixed rate payer" in interest rate swaps (a/k/a "pay-fixed swaptions"). Both types of hedging instruments would expire worthless if interest rates either fall or do not change much. In many ways, this is analogous to paying a cost of insurance. In the event of a significant increase in interest rates, however, put options and pay-fixed swaptions would be expected to appreciate in value.

     Such hedge value appreciation would cushion the drop in the Fund's NAV. Further, any gains on hedging could then be reinvested in additional income producing securities. This strategy is designed to enable the Fund to raise the dividend in the event of a significant increase in interest rates. (Please see
Note 8 to the accompanying Financial Statements for an explanation of some of the risks of these hedging strategies.)

HOW DOES THE NEW TAX LAW TREAT PREFERRED SECURITIES?

     On May 28, 2003, President Bush signed the Jobs and Growth Tax Relief Reconciliation Act of 2003. The cornerstone of the Act is a provision to lower the maximum rate paid by individuals on certain types of qualified dividend income ("QDI") to 15%. Prior to this legislation, dividend income was typically taxed at the same rate as ordinary income.

     To be eligible for the lower tax rate as QDI, the dividend must be paid from the company's after-tax income. For this reason it is important to understand the difference between taxable (or "hybrid") preferred securities and traditional preferred stock. Hybrid preferreds pay interest, which the issuer can deduct from revenue in determining its taxable income. Traditional preferreds pay dividends, which are distributed from income after taxes have been paid. Because of the different tax treatment, hybrid preferred securities normally have a higher yield than traditional preferred stocks.

     For the investor, interest from hybrids is taxed as ordinary income, while dividends from traditional preferreds may be taxed at the new, lower rate. As a result, an investor in a low tax bracket or an IRA investor is more likely to purchase taxable preferreds for the higher pre-tax income, while an investor in a high tax bracket may prefer the QDI issue for the higher after-tax income. But this isn't always the case. The market tends to offset the tax impact pretty effectively, and securities that pay QDI will usually yield less (before taxes) than those that pay interest.

HOW WILL THE NEW TAX LAW IMPACT THE FUND?

     There should not be much impact on FLC because currently most of the preferred holdings in the portfolio are hybrid preferred securities. From time to time, however, there are opportunities to own traditional preferred stock at yield levels that are competitive with hybrid preferreds. At present, about 10% of the Fund is invested in traditional preferreds, and an additional 1.7% is in other securities that pay QDI.

     These percentages are likely to change over time, and investors should not assume there is a target level for traditional preferreds or other securities that pay QDI, which we initially expect not to be significant. The Fund will own these securities when we think they are more attractive than hybrid preferreds, taking all factors (including taxes) into account (even if the yield is lower). If market conditions change, we are likely to sell the traditional preferred and buy hybrid preferreds.

HOW WILL THE FUND REPORT THE BREAKDOWN BETWEEN DIVIDENDS AND INTEREST?

     If you are an individual investor and have possession of your Fund share certificate, you will receive Form 1099 from PFPC, the Fund's transfer agent. If your shares are registered in the name of your brokerage firm, it will issue Form 1099 directly to you. In either case, Box 1a of Form 1099 includes hybrid preferred dividends, while Box 1b includes "Qualified dividends" eligible for the lower tax rate.

CAN I REINVEST DIVIDENDS DIRECTLY INTO THE FUND?

     Yes, the Fund's Dividend Reinvestment Plan (the "DRIP") provides a means of acquiring additional shares of the Fund without paying the full market premium, if any. When the market price is above NAV, new shares will be issued to participants in the Plan at the higher of NAV or 95% of the then current market price. Participating shareholders can therefore receive a discount on their reinvested shares of up to 5%.

     If the market price of the shares is below the NAV, the Plan purchases shares in the open market. The brokerage commission charged for acquiring these shares is competitive with most "discount" brokers.

     More information on the DRIP is available. If your shares are held in a brokerage account, ask your broker if his/her firm is set up to participate. If you hold your shares in certificate form, or if you would just like more information, call PFPC Inc., at 1-800-331-1710.

IS FLC SUSCEPTIBLE TO TRADING ABUSES THAT HAVE BEEN IN THE NEWS RECENTLY?

     In a word, the answer is NO!

     A critical difference between closed-end funds such as FLC and open-end mutual funds, which have been grabbing all the headlines, is the way in which they are purchased and sold.

     Orders to buy or sell shares of FLC on the NYSE can be placed throughout the trading day, and limit prices can be specified. The investor has control over the transaction price, and the trade takes place only if there is a willing seller and buyer. This degree of control is not possible in an open-end mutual fund because orders placed throughout the day are completed after the close of business, based upon the closing net asset value.

     Transactions in open-end mutual funds take place between the investor and the mutual fund company. At the close of business (typically 4:00 PM Eastern
Time), the fund company computes the mutual fund's net asset value. This price is used to redeem shares from sellers or issue new shares to buyers who placed orders earlier that day. The rules prohibit fund companies from accepting orders after the close of business, but some fund companies have permitted favored clients to place orders after the close but at that day's NAV. All gains from "late trading" are at the expense of the other investors in the fund.

     The other frequently mentioned abuse in open-end mutual funds is fund companies permitting "frequent trading" practices by favored clients. Although not illegal, this practice may harm investors because these favored clients' gains are again at the expense of the other investors in the fund and usually force the fund to maintain larger cash positions than would otherwise be appropriate. Managers of closed-end funds don't face this problem either. If a holder of a closed-end fund wishes to sell shares, the market must facilitate the trade, not the fund. Therefore a closed-end fund can remain fully invested without regard to possible redemptions.

HOW DID THE FUND'S  ABBREVIATED  INCEPTION-TO-DATE  OPERATIONS  AFFECT  REPORTED
     RESULTS IN THIS YEAR'S ANNUAL REPORT?

     The results in this year's Annual Report are not reflective of a full year's operations for several reasons. Because the Fund was in start-up mode, it naturally took some time for the proceeds of the initial public offering of the Fund's shares to be invested in longer-term holdings. In addition, the proceeds from the issuance of AMPS were received only shortly before the end of the Fund's fiscal year. Therefore, the ratio of net investment income to average common equity is lower than we would expect on an ongoing basis.

     Operating expense ratios are higher than we would expect on an annualized basis, as many of the Fund's expenses are more reflective of either a full year (e.g., auditing) or a six-month period (e.g., printing, legal, and corporate governance). However, such expenses have been compressed into an inception-to-date period just slightly longer than one calendar quarter.

     Finally, the 4(cent) per share special cash distribution was a result of slightly better than expected earnings in the ramp-up period as compared with the single common stock dividend declared, which was paid on the last day of the fiscal year.

DOES THE FUND HAVE A WEBSITE?

     Yes-check out WWW.FCCLAYMORE.COM, the web site for the Fund. You can find current information there on market prices, net asset values, discounts, yields, dividends, performance and portfolio holdings, as well as news items and general information about the Fund. We want to know what would be helpful to you, so please let us hear from you.

--------------------------------------------------------------------------------
                                  Flaherty & Crumrine/Claymore Total Return Fund
                                                                  FINANCIAL DATA
                                                       PER SHARE OF COMMON STOCK
                                 -----------------------------------------------
                                  TOTAL                               DIVIDEND
                                DIVIDENDS  NET ASSET      NYSE      REINVESTMENT
                                  PAID       VALUE    CLOSING PRICE   PRICE (1)
                               ---------- ----------  ------------- ------------
August 31, 2003 .............. $      --    $23.83       $25.00      $      --
September 30, 2003 ...........        --     24.70        25.00             --
October 31, 2003 .............        --     24.27        25.39             --
November 30, 2003 ............    0.1625     24.33        25.16          24.33
December 31, 2003 Extra ......    0.0400     24.41        25.85          24.56
December 31, 2003 ............    0.1625     24.41        25.85          24.56
---------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003
-----------------------------------------------

                                                                    VALUE
SHARES/$ PAR                                                      (NOTE 2)
------------                                                      --------

PREFERRED SECURITIES -- 39.5%
    ADJUSTABLE RATE PREFERRED SECURITIES -- 0.8%
           BANKING -- 0.8%
     29,441  J.P. Morgan Chase & Co.,
               Series A, Adj. Rate Pfd. ......................  $  2,833,696*
                                                                ------------
    FIXED RATE PREFERRED SECURITIES -- 38.7%
           BANKING -- 22.0%
             ABN AMRO North America, Inc.:
    100,000    ABN AMRO Capital Fund Trust VI,
               6.25% Pfd. ....................................     2,586,500
             BancWest Corporation:
$ 1,900,000    First Hawaiian Capital I,
               8.343% 7/01/27 Capital Security,
               Series B ......................................     2,170,636
     40,000  Cobank, ABC,
               7.00% Pfd., 144A**** ..........................     2,058,200*
             The Colonial BancGroup, Inc.:
     20,000    Colonial Capital Trust IV,
               7.875% Pfd. ...................................       527,600
             Dresdner Bank AG:
$ 3,000,000    Dresdner Funding Trust I,
               8.151% 06/30/31 Capital Security,
               144A**** ......................................     3,337,665
$   400,000  First Empire Capital Trust I,
               8.234% 02/01/27 Capital Security ..............       453,360
$ 2,000,000  First Midwest Capital Trust I,
               6.95% 12/01/33 Capital Security,
               144A**** ......................................     2,055,050
             Fleet Boston Financial Corporation:
     18,000    Fleet Capital Trust VII,
               7.20% Pfd. ....................................       433,440
          2  FT Real Estate Securities Company,
               9.50% Pfd., 144A**** ..........................     2,369,441
             GreenPoint Financial Corporation:
$ 6,000,000    GreenPoint Capital Trust I,
               9.10% 06/01/27 Capital Security ...............     6,975,060
             Haven Bancorp, Inc.:
$ 3,000,000    Haven Capital Trust I,
               10.46% 02/01/27 Capital Security ..............     3,554,070

                                                                     VALUE
SHARES/$ PAR                                                      (NOTE 2)
------------                                                      --------
$ 4,000,000  HBOS Capital Funding LP,
               6.85% 03/23/09 ................................  $  3,885,600
$ 6,820,000  HSBC USA, Inc.:
               HSBC Capital Funding LP,
               10.176% 144A**** ..............................     9,925,010
             J.P. Morgan Chase & Co.:
$10,000,000    Chase Capital I,
               7.67% 12/01/26 Capital Security ...............    11,016,700
$   500,000    J.P. Morgan Capital Trust I,
               7.54% 01/15/27 Capital Security ...............       543,372
             KeyCorp:
    130,000    Keycorp Capital V,
               5.875% Pfd., Series A .........................     3,116,750
             Marshall & Ilsley Corporation:
         10    Marshall & Ilsley Investment II,
               8.875% Pfd., REIT, 144A**** ...................     1,122,486
         20  Roslyn Real Estate,
               8.95% Pfd., Pvt., REIT, Series C ..............     1,992,220
             Royal Bank of Scotland Group PLC:
$ 1,500,000    RBS Capital Trust B,
               6.80% 12/29/49 ................................     1,472,993**
             Union Planters Corporation:
$ 5,000,000    Union Planters Capital Trust,
               8.20% 12/15/26 Capital Security ...............     5,564,125
             U.S. Bancorp:
     10,000    USB Capital IV,
               7.35% Pfd. ....................................       268,950
             Wachovia Corporation:
$ 5,000,000    Wachovia Capital Trust I,
               7.64% 01/15/27 Capital Security,
               144A**** ......................................     5,544,825
    330,000    Wachovia Preferred Funding,
               7.25% Pfd., Series A ..........................     9,137,700
                                                                ------------
             TOTAL BANKING FIXED RATE
               PREFERRED SECURITIES ..........................    80,111,753
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                  Flaherty & Crumrine/Claymore Total Return Fund
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2003
                                 -----------------------------------------------


                                                                    VALUE
SHARES/$ PAR                                                      (NOTE 2)
------------                                                      --------
PREFERRED SECURITIES (CONTINUED)
    FIXED RATE PREFERRED SECURITIES (CONTINUED)
           FINANCIAL SERVICES -- 3.5%
     50,000  Bear Stearns Companies, Inc.,
                        5.49% Pfd., Series G .................  $  2,494,500*
             Countrywide Financial Corporation:
    200,000    Countrywide Capital IV,
               6.75% Pfd., Series A ..........................     5,141,000
    199,000  Lehman Brothers Holdings, Inc.,
               6.50% Pfd., Series F ..........................     5,268,525*
                                                                ------------
             TOTAL FINANCIAL SERVICES FIXED
               RATE PREFERRED SECURITIES .....................    12,904,025
                                                                ------------
           INSURANCE -- 6.3%
    177,380  ACE Ltd.,
               7.80% Pfd., Series C ..........................     4,729,838**
             AON Corporation:
$ 5,500,000    AON Capital Trust A,
               8.205% 01/01/27 Capital Security ..............     6,110,445
             The St. Paul Companies, Inc.:
$ 3,190,000    USF&G Capital,
               8.312% 07/01/46 Capital Security,
               144A**** ......................................     3,703,877
             Zurich RegCaPS Fund Trust I:
      2,500    6.01% Pfd., 144A**** ..........................     2,514,450*
      5,700    6.58% Pfd., 144A**** ..........................     5,756,401*
                                                                ------------
             TOTAL INSURANCE FIXED RATE
               PREFERRED SECURITIES ..........................    22,815,011
                                                                ------------
           UTILITIES -- 4.3%
             CenterPoint Energy, Inc.:
$ 4,000,000    Houston Light & Power,
               Capital Trust II,
               8.257%, 02/01/37 Capital Security,
               Series B ......................................     4,011,500
     15,000    REI Trust I,
               7.20% TOPrS, Series C .........................       351,300
             Florida Progress Corporation,
     10,000    FPC Capital I,
               7.10% Pfd., QUIPS, Series A ...................       252,600
     25,000  Indianapolis Power & Light Company,
               5.65% Pfd. ....................................     2,096,125*
     90,000  Interstate Power & Light Company,
               7.10% Pfd. ....................................     2,411,100*

                                                                   VALUE
SHARES/$ PAR                                                      (NOTE 2)
------------                                                      --------
             Public Service Enterprise Group, Inc.:
     16,200    PSEG Funding Trust II,
               8.75% Pfd. ....................................  $    452,547
     30,000    Public Service Electric & Gas,
               4.30% Pfd., Series C ..........................     2,205,600*
    120,000  Southern Union Company,
               7.55% Pfd. ....................................     3,121,800*
             TXU US Holdings Company:
     29,300    TXU Capital I,
               7.25% Pfd., Series A ..........................       742,169
                                                                ------------
             TOTAL UTILITIES FIXED RATE
               PREFERRED SECURITIES ..........................    15,644,741
                                                                ------------
           OIL AND GAS -- 0.8%
      2,750  EOG Resources, Inc.,
               7.195% Pfd., Series B .........................     2,992,220*
                                                                ------------
           MISCELLANEOUS INDUSTRIES -- 1.8%
$ 1,500,000  Delphi Trust II,
               6.197% 11/15/33 Capital Security ..............     1,500,968
    100,000  Health Care Property Investment,
               7.10% Pfd., REIT, Series F ....................     2,462,000
     34,000  Ocean Spray Cranberries, Inc.,
               6.25% Pfd., 144A**** ..........................     2,571,420*
                                                                ------------
             TOTAL MISCELLANEOUS
               INDUSTRIES FIXED RATE
               PREFERRED SECURITIES ..........................     6,534,388
                                                                ------------
             TOTAL FIXED RATE
               PREFERRED SECURITIES ..........................   141,002,138
                                                                ------------
             TOTAL PREFERRED SECURITIES
               (COST $140,642,481) ...........................   143,835,834
                                                                ------------
CORPORATE DEBT SECURITIES -- 33.7%
           BANKING -- 3.9%
$10,000,000  Citigroup, Inc.,
               6.00% 10/31/33 ................................     9,964,750
$ 4,000,000  Zions Bancorporation,
               6.00% 09/15/15 ................................     4,149,260
                                                                ------------
             TOTAL BANKING CORPORATE
               DEBT SECURITIES ...............................    14,114,010
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2003
----------------------------------------------
                                                                    VALUE
SHARES/$ PAR                                                      (NOTE 2)
------------                                                      --------

CORPORATE DEBT SECURITIES (CONTINUED)
           INSURANCE -- 13.7%
$ 1,900,000  Marsh & McLennan Companies,
               5.875% 08/01/33, Senior Notes .................  $  1,825,187
$ 8,000,000  Oneamerica Financial Partners,
               7.00% 10/15/33, 144A**** ......................     7,885,640
$ 8,500,000  Pacific Life Corporation,
               6.60% 09/15/33, 144A**** ......................     8,880,927
$ 7,380,000  Prudential Holdings LLC,
               8.695% 12/18/23, 144A**** .....................     9,173,045
$ 5,400,000  Travelers Property Casualty,
               6.375% 03/15/33, Senior Notes .................     5,552,145
$ 7,000,000  UnumProvident Corporation,
               7.25% 03/15/28, Senior Notes ..................     6,870,010
$10,385,000  Western & Southern Financial,
               5.75% 07/15/33, 144A**** ......................     9,641,538
                                                                ------------
             TOTAL INSURANCE CORPORATE
               DEBT SECURITIES ...............................    49,828,492
                                                                ------------
           OIL AND GAS -- 0.9%
$   500,000  KN Energy, Inc.,
               7.45% 03/01/98 ................................       542,455
    100,000  Nexen, Inc.,
               7.35% Subordinated Notes ......................     2,547,000
                                                                ------------
             TOTAL OIL & GAS CORPORATE
               DEBT SECURITIES ...............................     3,089,455
                                                                ------------
           UTILITIES -- 11.9%
$ 7,000,000  AEP Texas Central Company,
               6.65% 02/15/33, 144A**** ......................     7,358,190
$ 5,000,000  Duke Capital Corporation,
               8.00% 10/01/19, Senior Notes ..................     5,823,500
$ 8,000,000  Florida Power & Light Company,
               5.95% 10/01/33, 1st Mortgage ..................     8,128,440
$ 4,000,000  Interstate Power & Light Company,
               6.45% 10/15/33, Senior,
               Unsecured Notes ...............................     4,098,960
$ 6,215,000  Progress Energy, Inc.,
               7.75% 03/01/31 ................................     7,235,441

                                                                   VALUE
SHARES/$ PAR                                                      (NOTE 2)
------------                                                      --------
             TXU US Holding Company:
$ 5,670,000    Oncor Electric,
               7.25% 01/15/33, 144A**** ......................  $  6,421,190
$ 4,000,000  Wisconsin Electric Power Company,
               6.875% 12/01/95 ...............................     4,388,040
                                                                ------------
             TOTAL UTILITIES CORPORATE
               DEBT SECURITIES ...............................    43,453,761
                                                                ------------
           MISCELLANEOUS -- 3.3%
$ 8,000,000  Ford Motor Credit Company,
               7.00% 10/01/13 ................................     8,122,120
$ 4,000,000  Schering-Plough Corporation,
               6.50% 12/01/33 ................................     4,050,280
                                                                ------------
             TOTAL MISCELLANEOUS CORPORATE
               DEBT SECURITIES ...............................    12,172,400
                                                                ------------
             TOTAL CORPORATE DEBT SECURITIES
               (Cost $120,145,942) ...........................   122,658,118
                                                                ------------
COMMON STOCKS AND CONVERTIBLE SECURITIES -- 2.0%
           INSURANCE -- 0.4%
     50,000  UnumProvident Corporation,
               8.25% Pfd. Convertible ........................     1,607,500
                                                                ------------
           UTILITIES -- 1.6%
    100,000  FPL Group, Inc.,
               8.50% Pfd. Convertible, Series A ..............     5,644,000
                                                                ------------
             TOTAL COMMON STOCKS AND
               CONVERTIBLE SECURITIES
               (Cost $7,237,900) .............................     7,251,500
                                                                ------------
U.S. GOVERNMENT  AND  AGENCY  DEBT  SECURITIES  -- 20.3%
             United  States Treasury Bond:
$42,000,000    8.00% 11/15/21 ................................    56,521,500
$17,500,000    4.25% 08/15/13 ................................    17,423,088
                                                                ------------
             TOTAL U.S. GOVERNMENT AND
               AGENCY DEBT SECURITIES
               (Cost $73,670,867) ............................    73,944,588
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                  Flaherty & Crumrine/Claymore Total Return Fund
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2003
                                  ----------------------------------------------

                                                                    VALUE
SHARES/$ PAR                                                      (NOTE 2)
------------                                                      --------
OPTION CONTRACTS-- 2.9%  (Cost $9,785,069)
      2,693  Put Option on U.S. Treasury,
               Bond Futures,
               Expiring 02/21/04 ........................       $ 10,719,922+
                                                                ------------
MONEY MARKET FUND -- 1.9%  (Cost $6,937,904)
  6,937,904  BlackRock Provident Institutional
               TempFund, 0.95% ..........................          6,937,904
                                                                ------------
TOTAL INVESTMENTS
(Cost $358,420,163***) ......................... 100.3%          365,347,866
OTHER ASSETS AND LIABILITIES (Net) .............  (0.3)%          (1,275,870)
                                                 -----          ------------
TOTAL NET ASSETS AVAILABLE TO COMMON
STOCK AND PREFERRED STOCK ...................... 100.0%++       $364,071,996
                                                 -----          ------------
AUCTION MARKET PREFERRED STOCK
(AMPS) REDEMPTION VALUE                                         (128,500,000)

ACCUMULATED UNDECLARED DISTRIBUTIONS
TO AMPS                                                              (73,334)
                                                                ------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK                      $235,498,662
                                                                ============

--------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**   Securities distributing Qualified Dividend Income only.
***  Aggregate cost of securities held.
**** Securities exempt from  registration  under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
+    Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

ABBREVIATIONS (Note 7):
QUIPS   --  Quarterly Income Preferred Securities
REIT    --  Real Estate Investment Trust
TOPRS   --  Trust Originated Preferred Securities
PFD.    --  Preferred Securities
PVT.    --  Private Placement Securities

Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003
-----------------------------------------------

ASSETS:
   Investments, at value (Cost $358,420,163)
     (See accompanying Portfolio of Investments) ........          $365,347,866
   Dividends and interest receivable ....................             4,767,330
   Prepaid expenses .....................................               173,290
                                                                   ------------
           Total Assets .................................           370,288,486
LIABILITIES:
   Payable for securities purchased .....................$4,679,500
   Dividends payable to Common Shareholders .............   292,862
   Offering cost payable ................................   921,794
   Investment advisory fee payable ......................   161,760
   Administration, Transfer Agent and Custodian fees and
     expenses payable ...................................    34,140
   Servicing agent fees payable .........................    17,558
   Professional fees payable ............................    53,062
   Directors' fees payable ..............................     2,400
   Accrued expenses and other payables ..................    53,414
   Accumulated undeclared distributions to Auction Market
     Preferred Stock Shareholders .......................    73,334
                                                         ----------
           Total Liabilities ............................             6,289,824
                                                                   ------------
   AUCTION MARKET PREFERRED STOCK (5,140 SHARES
     OUTSTANDING) REDEMPTION VALUE ......................           128,500,000
                                                                   ------------

NET ASSETS AVAILABLE TO COMMON STOCK ....................          $235,498,662
                                                                   ============
NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Undistributed net investment income ..................          $  1,405,416
   Accumulated net realized loss on investments sold ....            (1,780,469)
   Unrealized appreciation of investments ...............             6,927,703
   Par value of Common Stock ............................                96,792
   Paid-in capital in excess of par value of Common Stock           228,849,220
                                                                   ------------
           Total Net Assets Available to Common Stock ...          $235,498,662
                                                                   ============
NET ASSET VALUE PER SHARE OF COMMON STOCK:
   Common Stock (9,679,198 shares outstanding) ..........          $      24.33
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                  Flaherty & Crumrine/Claymore Total Return Fund
                                                         STATEMENT OF OPERATIONS
                  FOR THE PERIOD FROM AUGUST 29, 2003* THROUGH NOVEMBER 30, 2003
                  --------------------------------------------------------------



INVESTMENT INCOME:
     Dividends ..........................................          $    768,570
     Interest ...........................................             3,019,156
                                                                   ------------
          Total Investment Income .......................             3,787,726

EXPENSES:
     Investment advisory fee ............................$  397,707
     Servicing agent fee ................................    33,185
     Administrator's fee ................................    60,362
     Auction Market Preferred broker commissions
        and auction agent fees ..........................    27,663
     Professional fees ..................................    63,500
     Insurance expense ..................................    96,879
     Shareholder transfer and payment agent fees
        and expenses ....................................    18,544
     Directors' fees and expenses .......................    32,204
     Custodian fees and expenses ........................     9,172
     Other ..............................................    50,152
                                                         ----------
          Total Expenses ................................               789,368
                                                                   ------------
NET INVESTMENT INCOME ...................................             2,998,358
                                                                   ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net realized loss on investments sold during
        the period ......................................            (1,673,594)
     Change in net unrealized appreciation of
        investments held during the period ..............             6,927,703
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .........             5,254,109
                                                                   ------------
DISTRIBUTIONS TO AUCTION MARKET PREFERRED
   STOCK SHAREHOLDERS:
     From net investment income (including changes in
        accumulated undeclared distributions) ...........              (126,947)
                                                                   ------------
NET INCREASE IN NET ASSETS TO COMMON STOCK RESULTING
   FROM OPERATIONS ......................................          $  8,125,520
                                                                   ============

*Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------

                                                                FOR THE PERIOD
                                                                FROM AUGUST 29,
                                                                2003* THROUGH
                                                              NOVEMBER 30, 2003
                                                             -------------------
OPERATIONS:
     Net investment income ....................................... $  2,998,358
     Net realized loss on investments sold during the period .....   (1,673,594)
     Change in net unrealized appreciation of investments
       held during the period ....................................    6,927,703
     Distributions to Auction Market Preferred Stock (AMPS**)
       Shareholders from net investment income, including
       changes in accumulated undeclared distributions ...........     (126,947)
                                                                   -------------
     Net increase in net assets resulting from operations ........    8,125,520

DISTRIBUTIONS:
     Distributions paid from net investment income to
       Common Stock Shareholders .................................   (1,572,870)
     Distributions paid from net realized capital gains to
       Common Stock Shareholders .................................           --
                                                                   -------------

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions .....................  230,990,626
     Decrease due to Cost of Common Stock offering ...............     (483,750)
     Decrease due to Cost of AMPS** Issuance .....................   (1,660,881)
                                                                   -------------
     Net increase in net assets available to Common Stock
        resulting from Fund share transactions ...................  228,845,995
                                                                   -------------

NET INCREASE IN NET ASSETS AVAILABLE TO
     COMMON STOCK FOR THE PERIOD .................................  235,398,645

NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period .........................................      100,017
                                                                   -------------
     End of period (including undistributed net investment
        income of $1,405,416) .................................... $235,498,662
                                                                   =============

-----------
*   Commencement of operations.
**  Auction Market Preferred Stock


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                  Flaherty & Crumrine/Claymore Total Return Fund
                                                            FINANCIAL HIGHLIGHTS
                           FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                           -----------------------------------------------------
     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                            FOR THE PERIOD FROM
                                                              AUGUST 29, 2003*
                                                                  THROUGH
                                                             NOVEMBER 30, 2003
                                                            -------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................$  23.82(1)
INVESTMENT OPERATIONS:
Net investment income ...........................................    0.30
Net realized and unrealized gain on investments .................    0.55
DISTRIBUTIONS TO AMPS** SHAREHOLDERS:
From net investment income ......................................   (0.01)
From net realized capital gains .................................      --
                                                                 --------
Total from investment operations ................................    0.84
                                                                 --------
COST OF ISSUANCE OF AMPS** ......................................   (0.17)
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income ......................................   (0.16)
From net realized capital gains .................................      --
                                                                 --------
Total distributions to Common Shareholders ......................   (0.16)
                                                                 --------
Net asset value, end of period ..................................$  24.33
                                                                 ========
Market value, end of period .....................................$  25.16
                                                                 ========
Total investment return based on net asset value*** .............   2.82%(2)(4)
                                                                 ========
Total investment return based on market value *** ...............   1.31%(2)(4)

RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
     Total net assets, end of period (in 000's) .................$235,499
     Operating expenses .........................................   1.34%(3)
     Net Investment Income **** .................................   4.86%(3)


--------------------------------------------------------
SUPPLEMENTAL DATA:+
     Portfolio turnover rate ....................................     56%(4)
     Total net assets available to Common and Preferred Stock,
     end of period (in  000's) ..................................$363,999
     Ratio of operating expenses to total average net assets
     available to Common and Preferred Stock ....................   1.11%(3)

   *  Commencement of operations.
  **  Auction Market Preferred Stock.
 *** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
**** The net investment income ratios reflect income net of operating expenses and payments to AMPS** Shareholders.

   +  Information presented under heading Supplemental Data includes AMPS**.

 (1) Net asset value at beginning of period reflects the deduction of the sales load of $1.125 per share and offering costs of $0.05 per share paid by the shareholder from the $25.00 offering price.
 (2) Total investment return on net asset value is calculated assuming a purchase at the offering price of $25.00 less the sales load of $1.125 and offering costs of $0.05 and the ending net asset value per share. Total return on market value is calculated assuming a purchase at the offering price of $25.00 on the inception date of trading (August 29, 2003) and the sale at the current market price on the last day of the period. Total return on net asset value and total return on market value are not computed on an annualized basis.
 (3)  Annualized.
 (4)  Not annualized.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------
      The table below sets out information with respect to Auction Market Preferred Stock (AMPS) currently outstanding.

                                                     INVOLUNTARY     AVERAGE
                                        ASSET        LIQUIDATING      MARKET
                  TOTAL SHARES         COVERAGE      PREFERENCE       VALUE
   PERIOD END     OUTSTANDING(1)     PER SHARE(2)    PER SHARE      PER SHARE(1)
  ------------   ---------------    -------------   -------------  -------------
    11/30/03          5,140            $70,831         $25,000        $25,000


---------------
(1) See Note 6.
(2) Calculated by subtracting the Fund's total liabilities (excluding the AMPS) from the Fund's total assets and dividing that amount by the number of AMPS shares outstanding.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                  Flaherty & Crumrine/Claymore Total Return Fund
                                                   NOTES TO FINANCIAL STATEMENTS
                                  ----------------------------------------------


1.   ORGANIZATION

     Flaherty & Crumrine/Claymore Total Return Fund Incorporated (the "Fund") was incorporated as a Maryland corporation on July 18, 2003, and commenced operations on August 29, 2003 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary investment objective is to provide its common shareholders with high current income. The Fund's secondary investment objective is capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets available to common stock by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to common shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of its Auction Market Preferred Stock ("AMPS"), and (iii) accumulated and unpaid dividends on AMPS.

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions"), are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost. Investments in money market funds are valued at the net asset value of such funds.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
----------------------------------------------

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis. The Fund also amortizes premiums and accretes discounts on those fixed income securities, including capital securities and bonds, which trade and are quoted on an "accrued income" basis.

     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Investment Adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock ("Shareholders"). Distributions to Shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to Shareholders at least annually. Any net realized long-term capital gains may be distributed to Shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision will be required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportionate allocation of income and gains to all classes of shareholders.

--------------------------------------------------------------------------------
                                  Flaherty & Crumrine/Claymore Total Return Fund
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  ----------------------------------------------

     Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes, and may exclude amortization of premium on "accrued income" securities, which are not reflected in ordinary income for tax purposes. The tax character of distributions paid, including changes in accumulated undeclared distributions to AMPS shareholders, during 2003 was as follows:

                      DISTRIBUTIONS PAID IN FISCAL YEAR 2003
                      --------------------------------------
                    ORDINARY INCOME    LONG-TERM CAPITAL GAINS
                    ---------------    -----------------------
Common                  $1,572,870                --
Preferred               $  126,947                --

     As of November 30, 2003, the components of distributable earnings (i.e., ordinary income and capital gain/loss) available to Common and Preferred Stock shareholders, on a tax basis were as follows:

 CAPITAL LOSS    UNDISTRIBUTED     UNDISTRIBUTED            UNREALIZED
 CARRYFORWARD   ORDINARY INCOME    LONG-TERM GAIN   APPRECIATION/(DEPRECIATION)
 ------------   ---------------    --------------   ---------------------------
  $(573,838)       $2,136,071           $--                $6,120,615

     At November 30, 2003, the Fund's accumulated realized capital losses were $573,838. These losses may be carried forward and offset against any future capital gains through 2011.

     Under current tax laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended November 30, 2003, the Fund elected to defer losses of $399,543 between November 1, 2003 and November 30, 2003.

     EXCISE TAX: The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years. The Fund is subject to pay an estimated $39,700 of Federal excise taxes attributable to calendar year 2003.

     3. INVESTMENT ADVISORY FEE, SERVICING AGENT FEE, ADMINISTRATION FEE, CUSTODIAN FEE, TRANSFER AGENT FEE AND DIRECTORS' FEES

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's Investment Adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.575% on the first $200 million of the Fund's average weekly total managed assets, 0.50% of the next $300 million of the Fund's average weekly total managed assets, and 0.45% on the Fund's average weekly total managed assets above $500 million.

     For purposes of calculating such fee and the fees to the Servicing Agent, the Administrator and the Custodian (described below), the Fund's average weekly total managed assets means the total assets of the Fund (including assets attributable to any AMPS outstanding or otherwise attributable to the use of leverage) minus the sum of accrued liabilities (other than debt representing financial leverage). For purposes of determining total managed assets, the liquidation preference of any AMPS issued by the Fund is not treated as a liability.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
----------------------------------------------

     Claymore Securities, Inc. (the "Servicing Agent") serves as the Fund's servicing agent. In this capacity, it acts as shareholder servicing agent to the Fund. As compensation for its services, the Fund pays the Servicing Agent a fee computed and paid monthly at the annual rate of 0.025% of the first $200 million of the Fund's average weekly total managed assets, 0.10% of the next $300 million of the Fund's average weekly total managed assets and 0.15% of the Fund's average weekly total managed assets above $500 million.

     PFPC Inc., a member of the PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator. As Administrator, PFPC Inc. calculates the value of the Fund's net assets attributable to common shares and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.10% on the first $200 million of the Fund's average weekly total managed assets, 0.04% on the next $300 million of the Fund's average weekly total managed assets, 0.03% on the next $500 million of the Fund's average weekly total managed assets and 0.02% on the Fund's average weekly total managed assets above $1 billion.

     PFPC Inc. also serves as the Fund's Common Stock dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% on the first $150 million of the Fund's average weekly net assets attributable to common shares, 0.01% on the next $350 million of the Fund's average weekly net assets attributable to common shares, and 0.005% on the next $500 million of the Fund's average weekly net assets attributable to the common shares and 0.0025% on the Fund's average weekly net assets attributable to the common shares above $1 billion, plus certain out-of-pocket expenses. For purpose of calculating such fee, the Fund's average weekly net assets attributable to the common shares will be deemed to be the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities and accumulated dividends, if any, on AMPS. For this calculation, the Fund's liabilities are deemed to INCLUDE the aggregate liquidation preference of any outstanding Fund preferred shares.

     PFPC Trust Company ("PFPC Trust") serves as the Fund's Custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.010% on the first $200 million of the Fund's average weekly total managed assets, 0.008% on the next $300 million of the Fund's average weekly total managed assets, 0.006% on the next $500 million of the Fund's average weekly total managed assets, and 0.005% on the Fund's average weekly total managed assets above $1 billion.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser or the Servicing Agent a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $100 for each telephone meeting. Effective October 17, 2003, the Audit Committee Chairman will receive an annual fee of $2,500. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

--------------------------------------------------------------------------------
                                  Flaherty & Crumrine/Claymore Total Return Fund
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  ----------------------------------------------


4.   PURCHASES AND SALES OF SECURITIES

     For the period  from  inception  through  November  30,  2003,  the cost of purchases of U.S. Government and other securities, excluding short-term investments, aggregated $203,449,219 and $280,314,398, respectively. Proceeds from sales of U.S. Government and other securities, excluding short-term investments, aggregated $132,201,211 and $12,827,225, respectively.

     At November 30, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $6,885,747 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $765,132.

5.   COMMON STOCK

     There are 250,000,000 shares of capital stock authorized of which 240,000,000 are classified as Common Stock, par value $0.01 per share. At November 30, 2003, there were 9,679,198 shares of Common Stock issued and outstanding.

     ORGANIZATION EXPENSES AND COSTS OF THE COMMON STOCK OFFERING: Organization expenses relating to organizing the Fund of $12,000 have been paid by the Adviser. Costs of the Common Stock offering were estimated to be approximately $847,347. The Adviser has also agreed to pay offering costs (excluding sales charges) that exceed $0.05 per share. Costs of the Common Stock offering up to $0.05 per share and sales charges will be borne by the Fund and its shareholders and are accounted for as a reduction to paid-in capital. Based on the initial offering of 9,000,000 shares, and the subsequent offering of 675,000 shares through exercise of the underwriters' over-allotment option in connection with the initial offering, $483,750 of the offering costs will be borne by the Fund and $363,597 will be borne by the Adviser.

     Common Stock transactions are reflected in the following table:

                 PERIOD ENDED 11/30/03 (FUND INCEPTION TO DATE)
                 ----------------------------------------------
                            SHARES     GROSS AMOUNT   SALES LOAD      NET AMOUNT
                            ------     ------------   ----------      ----------
Beginning Capitalization      4,198    $   100,017   $         0    $    100,017

Initial Public Offering
on 08/27/03               9,000,000    225,000,000    10,125,000     214,875,000

Shares offered through
exercise of underwriters'
over-allotment option
   On 09/12/03              400,000     10,000,000       450,000       9,550,000
   On 10/14/03              275,000      6,875,000       309,376       6,565,626
                          ---------   ------------   -----------    ------------
Total                     9,679,198   $241,975,017   $10,884,376    $231,090,643

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
----------------------------------------------

6.   AUCTION MARKET PREFERRED STOCK ("AMPS")

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The Auction Market Preferred Stock ("AMPS"), which consists of Series T7 and W28, is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on AMPS are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the AMPS. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, AMPS at a redemption price of $25,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     An auction of the AMPS is generally held every 7 days for Series T7 and every 28 days for Series W28. Existing Shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. AMPS Shareholders may also trade shares in the secondary market between auction dates.

     On October 29, 2003, the Fund issued 2,570 shares for each Series T7 and W28 totaling 5,140 shares of AMPS. The AMPS represent a par value of $64.25 million each for Series T7 and W28 or $128.5 million in total, with an initial dividend rate equal to 1.15% and 1.14% for Series T7 and W28, respectively.

     The underwriters' sales load of 1% of the $128.5 million face value totaled $1,285,000 and was immediately charged to common equity capital upon completion of the offering.

     Costs of the issue, including legal, printing, registration, rating agency fees, etc. of $375,881 were charged against common equity capital. The sum of underwriters' sales load and cost of the issue totaled $1,660,881.

     At November 30, 2003, 2,570 shares for Series T7 and W28 of Auction Market Preferred Shares were outstanding at the annual rate of 1.15% and 1.14%, for Series T7 and W28 respectively. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

--------------------------------------------------------------------------------
                                  Flaherty & Crumrine/Claymore Total Return Fund
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  ----------------------------------------------

7.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in a diversified portfolio of preferred and debt securities. This includes fully taxable ("hybrid") preferred securities and traditional preferred stocks eligible for the inter-corporate Dividends Received Deduction ("DRD"). Under normal market conditions, at least 50% of the value of the Fund's total assets will be invested in preferred securities. A security will be characterized as a hybrid preferred security (a) if an issuer can defer payment of income for eighteen months or more without triggering an event of default and (b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor. (Certain securities, such as TOPrS, QUIPS, MIPS, TRUPS, QUIDS, QUICS, CorTS, Trust Preferred Securities, capital securities, and other similar investments will be considered debt securities to the extent that, in the opinion of the Fund's adviser, such investments are deemed not to have these characteristics.) Under normal market conditions, the Fund invests at least 25% of its total assets in securities issued by companies in the utilities industry and at least 25% of its total assets in securities issued by companies in the banking industry. Because of the Fund's concentration of investments in the utility industry and in the banking industry, the ability of the Fund to maintain its dividend and the value of the Fund's investments could be adversely affected by the possible inability of companies in these industries to pay dividends and interest on their securities and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy.

     The Fund may invest up to 20% of its total assets in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or judged to be comparable in quality, in either case, at the time of purchase; however, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding.

     The Fund may invest up to 15% of its total assets in common stocks, which total includes those convertible securities that trade in close relationship to the underlying common stock of an issuer.

     The Fund may invest up to 20% of its total assets in the securities, other than money market securities, of companies organized outside the United States. All foreign securities held by the Fund will be denominated in U.S. dollars.

8.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
----------------------------------------------

futures contracts, options on securities and swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of November 30, 2003, the Fund owned put options on U.S. Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders
   Flaherty & Crumrine/Claymore Total Return Fund Incorporated:

     We have audited the accompanying statement of assets and liabilities of Flaherty & Crumrine/ Claymore Total Return Fund Incorporated, including the fund's portfolio of investments, as of November 30, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the period from August 29, 2003 (commencement of operations) to November 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and brokers. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Flaherty & Crumrine/Claymore Total Return Fund Incorporated as of November 30, 2003, the results of its operations, changes in its net assets and financial highlights for the period from August 29, 2003 (commencement of operations) to November 30, 2003 in conformity with accounting principles generally accepted in the United States of America.

/S/ SIGNATURE
KPMG LLP

Boston, Massachusetts
January 16, 2004

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
SUPPLEMENTARY TAX INFORMATION (UNAUDITED)
----------------------------------------------

     For Fiscal 2003, the distributions attributable both to Common Stock and AMPS are characterized as follows for purposes of Federal income taxes: for individual investors, 12.13% consisted of Qualified Dividend Income ("QDI") eligible for the maximum 15% personal tax rate while 87.87% consisted of ordinary income taxable at regular personal tax rates. For corporate investors, 8.90% consisted of income eligible for the inter-corporate Dividends Received Deduction ("DRD") while 91.10% consisted of ordinary income taxable at regular corporate rates.

     For Calendar 2003, the distributions to Common Stock are characterized as follows for purposes of Federal income taxes: for individual investors, 15.09% consisted of Qualified Dividend Income ("QDI") eligible for the maximum 15% personal tax rate while 84.91% consisted of ordinary income taxable at regular personal tax rates. For corporate investors, 11.98% consisted of income eligible for the inter-corporate Dividends Received Deduction ("DRD") while 88.02% consisted of ordinary income taxable at regular corporate rates.

--------------------------------------------------------------------------------
                                  Flaherty & Crumrine/Claymore Total Return Fund
                                              ADDITIONAL INFORMATION (UNAUDITED)
                                  ----------------------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the period from inception through November 30, 2003, no brokerage commissions were incurred.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a Shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred.

     A Shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold common stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

PROXY VOTING POLICIES

     The Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling the Fund's transfer agent at 1-800-331-1710,
(ii) on the Fund's website at www.fcclaymore.com and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

     In managing the day-to-day operations of the Fund, the Adviser relies on the expertise of its team of money management professionals, consisting of Messrs. Crumrine, Ettinger, Stimes, Stone and Chadwick. The professional backgrounds of each member of the management team are included in the "Information about Fund Directors and Officers" section of this report beginning on page 29.

--------------------------------------------------------------------------------
                                  Flaherty & Crumrine/Claymore Total Return Fund ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------

INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
-------------            --------------   ------------         ----------       --------------    -------------------
NON-INTERESTED
DIRECTORS:
---------
MARTIN BRODY                Director    Class II Director       Retired                4        Director, Jaclyn, Inc.
c/o HMK Associates                            since                                             (luggage and
30 Columbia Turnpike                       August 2003                                          accessories). Director
Florham Park, NJ 07932                                                                          Emeritus, Smith Barney
Age: 82                                                                                         Mutual Funds (18 Funds).
                                                                                                Flaherty & Crumrine
                                                                                                Preferred Income Fund,
                                                                                                Flaherty & Crumrine
                                                                                                Preferred Income
                                                                                                Opportunity Fund
                                                                                                and Flaherty &
                                                                                                Crumrine Claymore/
                                                                                                Preferred Securities
                                                                                                Income Fund.

DAVID GALE                  Director    Class I Director   President & CEO of         4         Director, Golden
Delta Dividend Group, Inc.                    since        Delta Dividend Group,                State Vintners, Inc.
220 Montgomery Street                      August 2003     Inc. (investments).                  (wine pressing).
Suite 426                                                                                       Flaherty &Crumrine
San Francisco, CA 94104                                                                         Preferred Income Fund,
Age: 54                                                                                         Flaherty &Crumrine
                                                                                                Preferred Income
                                                                                                Opportunity Fund and
                                                                                                Flaherty &Crumrine
                                                                                                Claymore/Preferred
                                                                                                Securities Income Fund.

-------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:

                                 CLASS I DIRECTORS - one year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - two year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.


--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
-------------            --------------   ------------         ----------       --------------    -------------------
NON-INTERESTED
DIRECTORS:
---------
MORGAN GUST+                Director    Class II Director  From March 2002,           4         Flaherty &Crumrine
Giant Industries, Inc.                        since        President of Giant                   Preferred Income Fund,
23733 N. Scottsdale Road                   August 2003     Industries, Inc.(petroleum           Flaherty &Crumrine
Scottsdale, AZ 85255                                       refining and marketing);             Preferred Income
Age: 56                                                    and for more than five               Opportunity Fund and
                                                           years prior thereto,                 Flaherty &Crumrine
                                                           Executive Vice President,            Claymore/Preferred
                                                           and various other Vice               Securities Income Fund.
                                                           President positions at
                                                           Giant Industries, Inc.

ROBERT F. WULF              Director   Class III Director  Financial Consultant;      4         Flaherty &Crumrine
3560 Deerfield Drive South                    since        Trustee, University of               Preferred Income Fund,
Salem, OR 97302                            August 2003     Oregon Foundation;                   Flaherty &Crumrine
Age: 66                                                    Trustee, San Francisco               Preferred Income
                                                           Theological Seminary.                Opportunity Fund and
                                                                                                Flaherty &Crumrine
                                                                                                Claymore/Preferred
                                                                                                Securities Income Fund.

INTERESTED
DIRECTORS:
----------
DONALD F. CRUMRINE++       Director,   Class III Director  Chairman of the Board,     4         Flaherty &Crumrine
301 E. Colorado Boulevard   Chairman          since        Director of Flaherty &               Preferred Income Fund,
Suite 720                 of the Board     August 2003     Crumrine Incorporated.               Flaherty &Crumrine
Pasadena, CA 91101         and Chief                                                            Preferred Income
Age: 56                 Executive Officer                                                       Opportunity Fund and
                                                                                                Flaherty &Crumrine
                                                                                                Claymore/Preferred
                                                                                                Securities Income Fund.

-------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:

                                 CLASS I DIRECTORS - one year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - two year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a Director, represents holders of shares of the Fund's Auction Market Preferred Stock.
++ "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Crumrine is considered an "interested person" because of his affiliation with Flaherty & Crumrine Incorporated which acts as the Fund's investment adviser. Mr. Dalmaso is considered an "interested person" because of his affiliation with Claymore Securities, Inc. which acts as the Fund's servicing agent.

--------------------------------------------------------------------------------
                                  Flaherty & Crumrine/Claymore Total Return Fund ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
-------------            --------------   ------------         ----------       --------------    -------------------
DIRECTORS:
---------
NICHOLAS DALMASO+, ++      Director,    Class I Director   Senior Managing Director   2         Trustee, Dreman/
210 N. Hale Street       Vice President       since        and General Counsel of               Claymore Dividend and
Wheaton, IL 60187        and Assistant     August 2003     Claymore Securities, Inc.            Income Fund, Advent
Age: 38                     Secretary                      since November, 2001, and            Claymore Equity Income
                                                           Claymore Advisors, LLC               Fund, MBIA Capital/
                                                           since October 2003. Partner          Claymore Managed
                                                           of DBN Group since April             Duration Investment
                                                           2001. Associate General              Grade Municipal Fund,
                                                           Counsel of Nuveen Investments        Western Asset/Claymore
                                                           from July 1999 to November           U.S. Treasury Inflation
                                                           2001. Prior to that,                 Protection Securities
                                                           Associate General Counsel            Fund and Director of
                                                           of Van Kampen Investments.           Flaherty & Crumrine/
                                                                                                Claymore Preferred
                                                                                                Securities Income Fund.

OFFICERS:

ROBERT M. ETTINGER          President         Since        President and Director     2         Flaherty & Crumrine
301 E. Colorado Boulevard                  August 2003     of Flaherty & Crumrine               Preferred Income Fund
Suite 720                                                  Incorporated.                        and Flaherty & Crumrine
Pasadena, CA 91101                                                                              Preferred Income
Age: 45                                                                                         Opportunity Fund.

PETER C. STIMES         Chief Financial       Since        Vice President of          --                 --
301 E. Colorado Boulevard   Officer,       August 2003     Flaherty & Crumrine
Suite 720              Chief Accounting                    Incorporated.
Pasadena, CA 91101   Officer, Vice President,
Age: 48              Treasurer, and Assistant
                           Secretary

---------------------------------------------------------------------------------------------------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year  the term of office of  one class expires and the successor or successors elected to such class serve for a three year term.
  The initial term for each class expires as follows:

                                 CLASS I DIRECTORS - one year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - two year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a Director, represents holders of shares of the Fund's Auction Market Preferred Stock.
++ "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Crumrine is considered an "interested person" because of his affiliation with Flaherty & Crumrine Incorporated which acts as the Fund's investment adviser. Mr. Dalmaso is considered an "interested person" because of his affiliation with Claymore Securities, Inc. which acts as the Fund's servicing agent.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
-------------            --------------   ------------         ----------       --------------    -------------------
DIRECTORS:
---------
BRADFORD S. STONE        Vice President        Since       Since May 2003, Vice      --                 --
392 Springfield Avenue    and Assistant     August 2003    President of Flaherty &
Mezzanine Suite             Treasurer                      Crumrine; from June
Summit, NJ 07901                                           2001 to April 2003,
Age: 44                                                    Director of US Market
                                                           Strategy at Barclays
                                                           Capital; from February
                                                           1987 to June 2001, Vice
                                                           President of Goldman,
                                                           Sachs  &  Company  as
                                                           Director of US Interest
                                                           Rate Strategy and,
                                                           previously, Vice
                                                           President of Interest
                                                           Rate Product Sales.

R. ERIC CHADWICK         Vice President,       Since       Since August 2001,        --                 --
301 E.Colorado Boulevard  Secretary and     August 2003    Vice President of
Suite 720                  Assistant                       Flaherty & Crumrine
Pasadena, CA 91101         Treasurer                       Incorporated; from
Age: 28                                                    January 1997 through
                                                           November 1998, portfolio
                                                           manager of Koch
                                                           Industries, Inc.


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


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


                      [This page intentionally left blank]

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Nicholas Dalmaso
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   Peter C. Stimes, CFA
     Chief Financial Officer,
     Chief Accounting Officer,
     Vice President, Treasurer,
     and Assistant Secretary
   Nicholas Dalmaso
     Vice President and
     Assistant Secretary
   Bradford S. Stone
     Vice President and
     Assistant Treasurer
   R.Eric Chadwick, CFA
     Vice President, Secretary and
     Assistant Treasurer

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE/CLAYMORE TOTAL RETURN FUND?
   o If your shares are held in a brokerage
     Account, contact your broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

[LOGO OMITTED]

FLAHERTY & CRUMRINE/CLAYMORE
TOTAL RETURN FUND



                                     ANNUAL
                                     REPORT

                                NOVEMBER 30, 2003

                          web site: www.fcclaymore.com

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that David Gale and Robert F. Wulf are each qualified to serve as an audit committee financial expert serving on its audit committee and that they both are "independent," as defined by the Securities and Exchange Commission.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                FLAHERTY & CRUMRINE INCORPORATED (THE "ADVISER")
             POLICIES AND PROCEDURES FOR VOTING PROXIES FOR CLIENTS

  (The definition of clients includes Flaherty & Crumrine Preferred Income Fund
       Incorporated, Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated, Flaherty & Crumrine/Claymore Preferred Securities Income Fund
  Incorporated, and Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                          - collectively, the "Funds")


     PURPOSE
     These Policies and Procedures are designed to satisfy the Adviser's duties of care and loyalty to its clients with respect to monitoring corporate events and exercising proxy authority in the best interests of such clients.

     In connection with this objective, these Policies and Procedures are designed to deal with potential complexities which may arise in cases where the Adviser's interests conflict or appear to conflict with the interests of its clients.

     These Policies and Procedures are also designed to communicate with clients the methods and rationale whereby the Adviser exercises proxy authority.

     This document is available to any client or Fund shareholder upon request and the Adviser will make available to such clients and Fund shareholders the record of the Adviser's votes promptly upon request and to the extent required by Federal law and regulations. 1


     FUNDAMENTAL STANDARD
     The Adviser will be guided by the principle that, in those cases where it has discretion, it is bound to vote proxies and take such other corporate actions consistent with the interest of its clients with regard to the objective of wealth maximization.


     GENERAL
     The Adviser has divided its discussion in this document into two major categories: voting with respect to common stock and voting with respect to senior equity, e.g., preferred stock and similar securities. In those events where the Adviser may have to take action with respect to debt, such as in the case of amendments of covenants or in the case of default, bankruptcy, reorganization, etc., the Adviser will apply the same principles as would apply to common or preferred stock, MUTATIS MUTANDIS.

--------
1 This will include Fund web site reporting of proxy votes on Form N-PX no later than 8/31/2004 for the twelve month period ended 6/30/2004.

     These Policies and Procedures apply only where the client has granted discretionary authority with respect to proxy voting of an issuer. Where the Adviser does not have authority, it will keep appropriate written records evidencing that such discretionary authority has not been granted.

     The Adviser may choose not to keep written copies of proxy materials that are subject to SEC regulation and maintained in the SEC's EDGAR database. In other instances, the Adviser will keep appropriate written records in its files or in reasonably accessible storage.

     Similarly, the Adviser will keep in its files, or reasonably accessible storage, work papers and other materials that were significant to the Adviser in making a decision how to vote.

     For purposes of decision making, the Adviser will assume that each ballot for which it casts votes is the only security of an issuer held by the client. Thus, when casting votes where the Adviser may have discretionary authority with regard to several different securities of the same issuer, it may vote securities "in favor" for those securities or classes where the Adviser has determined the matter in question to be beneficial while, at the same time, voting "against" for those securities or classes where the Adviser has determined the matter to be adverse. Such cases occasionally arise, for example, in those instances where a vote is required by both common and preferred shareholders, voting as separate classes, for a change in the terms regarding preferred stock issuance.

     The Adviser will reach its voting decisions independently, after appropriate investigation. It does not generally intend to delegate its decision making or to rely on the recommendations of any third party, although it may take such recommendations into consideration. The Adviser may consult with such other experts, such as CPA's, investment bankers, attorneys, etc., as it regards necessary to help it reach informed decisions.

     Absent good reason to the contrary, the Adviser will generally give substantial weight to management recommendations regarding voting. This is based on the view that management is usually in the best position to know which corporate actions are in the best interests of common shareholders as a whole.

     With regard to those shareholder-originated proposals which are typically described as "social, environmental, and corporate responsibility" matters, the Adviser will typically give weight to management's recommendations and vote against such shareholder proposals, particularly if the adoption of such proposals would bring about burdens or costs not borne by those of the issuer's competitors.

     In cases where the voting of proxies would not justify the time and costs involved, the Adviser may refrain from voting. From the individual client's perspective, this would most typically come about in the case of small holdings, such as might arise in connection with spin-offs or other corporate reorganizations. From the perspective of the Adviser's institutional clients, this envisions cases (1) as more fully described below where preferred and common shareholders vote together as a class or
     (2) other similar or analogous instances.

     Ultimately, all voting decisions are made on a case-by-case basis, taking relevant considerations into account.

     VOTING OF COMMON STOCK PROXIES
     The Adviser categorizes matters as either routine or non-routine, which definition may or may not precisely conform to the definitions set forth by securities exchanges or other bodies categorizing such matters. Routine matters would include such things as the voting for directors and the ratification of auditors and most shareholder proposals regarding social, environmental, and corporate responsibility matters. Absent good reason to the contrary, the Adviser normally will vote in favor of management's recommendations on these routine matters.

     Non-routine matters might include, without limitation, such things as (1) amendments to management incentive plans, (2) the authorization of additional common or preferred stock, (3) initiation or termination of barriers to takeover or acquisition, (4) mergers or acquisitions, (5)
     changes in the state of incorporation,  (6) corporate reorganizations,  and
     (7) "contested" director slates. In non-routine matters, the Adviser, as a matter of policy, will attempt to be generally familiar with the questions at issue. This will include, without limitation, studying news in the popular press, regulatory filings, and competing proxy solicitation materials, if any. Non-routine matters will be voted on a case-by-case basis, given the complexity of many of these issues.


     VOTING OF PREFERRED STOCK PROXIES
     Preferred stock, which is defined to include any form of equity senior to common stock, generally has voting rights only in the event that the issuer has not made timely payments of income and principal to shareholders or in the event that a corporation desires to effectuate some change in its articles of incorporation which might modify the rights of preferred stockholders. These are non-routine in both form and substance.

     In the case of non-routine matters having to do with the modification of the rights or protections accorded preferred stock shareholders, the Adviser will attempt, wherever possible, to quantify the costs and benefits of such modifications and will vote in favor of such modifications only if they are in the bests interests of preferred shareholders or if the issuer has offered sufficient compensation to preferred stock shareholders to offset the reasonably foreseeable adverse consequences of such modifications. A similar type of analysis would be made in the case where preferred shares, as a class, are entitled to vote on a merger or other substantial transaction.

     In the case of the election of directors when timely payments to preferred shareholders have not been made ("contingent voting"), the Adviser will cast its votes on a case-by-case basis after investigation of the qualifications and independence of the persons standing for election.

     Routine matters regarding preferred stock are the exception, rather than the rule, and typically arise when the preferred and common shareholders vote together as a class on such matters as election of directors. The Adviser will vote on a case-by-case basis, reflecting the principles set forth elsewhere in this document. However, in those instances where the common shares of an issuer are held by a holding company and where, because of that, the election outcome is not in doubt, the Adviser does not intend to vote such proxies since the time and costs would outweigh the benefits.

     ACTUAL AND APPARENT CONFLICTS OF INTEREST
     Potential conflicts of interest between the Adviser and the Adviser's clients may arise when the Adviser's relationships with an issuer or with a related third party conflict or appear to conflict with the best interests of the Adviser's clients.

     The Adviser will indicate in its voting records available to clients whether or not a material conflict exists or appears to exist. In addition, the Adviser will communicate with the client (which shall mean the independent Directors or Director(s) they may so designate in the case of the Funds) in instances when a material conflict of interest may be apparent. The Adviser shall describe the conflict to the client and state the Adviser's voting recommendation and the basis therefore. If the client considers there to be a reasonable basis for the proposed vote notwithstanding the conflict or, in the case of the Funds, that the recommendation was not affected by the conflict (without considering the merits of the proposal), the Adviser shall vote in accordance with the recommendation it had made to the client.

     In all such instances, the Adviser will keep reasonable documentation supporting its voting decisions and/or recommendations to clients.


     AMENDMENT OF THE POLICIES AND PROCEDURES
     These Policies and Procedures may be modified at any time by action of the Board of Directors of the Adviser but will not become effective, in the case of the Funds, unless they are approved by majority vote of the non-interested Directors of the Funds. Any such modifications will be made to the Adviser's clients by mail and/or other electronic means in a timely manner. These Policies and Procedures, and any amendments thereto, will be posted on the Funds' webs sites and will be disclosed in reports to shareholders as required by law.


Dated:            7/24/2003


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED

By (Signature and Title)*  /S/DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date     JANUARY 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date     JANUARY 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/PETER C. STIMES
                         -------------------------------------------------------
                           Peter C. Stimes, Chief Financial and Accounting Officer, Vice President, Treasurer & Assistant Secretary
                           (principal financial officer)

Date     JANUARY 29, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.